Cover	12 Months Ended
Jul. 31, 2026 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Amendment Flag	false
Document Period End Date	Jul. 31, 2026
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	FY
ICFR Auditor Attestation Flag	false
Entity Registrant Name	TACTICAL RESOURCES CORP.
Entity Central Index Key	0002041208
Current Fiscal Year End Date	--07-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Filer Category	Non-accelerated Filer
Entity File Number	001-43416
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	A1
Entity Common Stock, Shares Outstanding	13,524,682
Entity Address, Address Line One	1055 West Georgia Street
Entity Address, Address Line Two	1500 Royal Centre
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6E 4N7
Title of 12(b) Security	Common shares, no par value
Trading Symbol	TREO
Security Exchange Name	NASDAQ
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	1055 West Georgia Street
Entity Address, Address Line Two	1500 Royal Centre
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
City Area Code	778
Local Phone Number	588-5483
Entity Address, Postal Zip Code	V6E 4N7
Contact Personnel Name	Ranjeet Sundher
Contact Personnel Email Address	rsundher@tacticalresources.com